Investments with Continuous Unrealized Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 1,911,338	$ 2,184,292
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(8,636)	(15,554)
Investments with continuous unrealized losses for 12 months or greater, Fair value	1,358,676	45,464
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(13,266)	(31)
Total Investments with continuous unrealized losses, Fair Value	3,270,014	2,229,756
Total Investments with continuous unrealized losses, Unrealized losses	(21,902)	(15,585)
Government And Corporate Debentures Fixed Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	1,647,125	1,717,212
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(7,318)	(11,440)
Investments with continuous unrealized losses for 12 months or greater, Fair value	1,063,690	40,465
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(9,585)	(30)
Total Investments with continuous unrealized losses, Fair Value	2,710,815	1,757,677
Total Investments with continuous unrealized losses, Unrealized losses	(16,903)	(11,470)
Government Sponsored Enterprises Debentures
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	236,403	464,080
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(1,281)	(4,112)
Investments with continuous unrealized losses for 12 months or greater, Fair value	294,986	4,999
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(3,681)	(1)
Total Investments with continuous unrealized losses, Fair Value	531,389	469,079
Total Investments with continuous unrealized losses, Unrealized losses	(4,962)	(4,113)
Government And Corporate Debentures Floating Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	27,810	3,000
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(37)	(2)
Total Investments with continuous unrealized losses, Fair Value	27,810	3,000
Total Investments with continuous unrealized losses, Unrealized losses	$ (37)	$ (2)